DIVIDEND DISTRIBUTION (Details) ¥ in Thousands		3 Months Ended	12 Months Ended
	Mar. 23, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 07, 2017 $ / shares
DIVIDEND DISTRIBUTION
Dividend announced		¥ 100,000	¥ 200,000
Annual dividend declared (in dollars per share) | $ / shares					$ 0.04
Dividend distributed	¥ 385,110
Outstanding dividend payable				¥ 126,880
Board of Directors of Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology
DIVIDEND DISTRIBUTION
Dividend announced				¥ 831,880